Share-based compensation - Changes in SARs and TSARs (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding units, beginning of period (in units) | shares	407,687	666,256
Number of outstanding units granted (in units) | shares	51,160	32,730
Number of outstanding units exercised (in units) | shares	(50,715)	(129,162)
Number of outstanding units cancelled (in units) | shares	(5,600)	(12,900)
Number of outstanding units expired (in units) | shares		(149,237)
Number of outstanding units, end of period (in units) | shares	402,532	407,687
Exercise price of outstanding units, beginning of period (in usd per unit) | $ / shares	$ 44.67	$ 45.7
Exercise price of outstanding units granted (in usd per unit) | $ / shares	50.49	48.49
Exercise price of outstanding units exercised (in usd per unit) | $ / shares	33.85	37.17
Exercise price of outstanding units cancelled (in usd per unit) | $ / shares	53.69	55.70
Exercise price of outstanding units expired (in usd per unit) | $ / shares		55.66
Exercise price of outstanding units, end of period (in usd per unit) | $ / shares	$ 46.65	$ 44.67
TSARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding units, beginning of period (in units) | shares	2,188,359	2,380,237
Number of outstanding units granted (in units) | shares	169,190	266,090
Number of outstanding units exercised (in units) | shares	(336,535)	(290,577)
Number of outstanding units cancelled (in units) | shares	(13,544)	(21,922)
Number of outstanding units expired (in units) | shares		(145,469)
Number of outstanding units, end of period (in units) | shares	2,007,470	2,188,359
Exercise price of outstanding units, beginning of period (in usd per unit) | $ / shares	$ 42.68	$ 42.05
Exercise price of outstanding units granted (in usd per unit) | $ / shares	50.49	48.49
Exercise price of outstanding units exercised (in usd per unit) | $ / shares	31.88	35.94
Exercise price of outstanding units cancelled (in usd per unit) | $ / shares	51.36	46.45
Exercise price of outstanding units expired (in usd per unit) | $ / shares		55.82
Exercise price of outstanding units, end of period (in usd per unit) | $ / shares	$ 45.10	$ 42.68